Derivative Instruments and Fair Value Measurements (Details Textual)	6 Months Ended
	Jun. 30, 2015 USD ($) swap	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Number of Instruments Held	1		1
Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fixed Interest Rate	6.63%		6.63%
Liability	$ 106,000		$ 112,000
Derivative gain (loss)	6,000	$ (17,000)
Forward Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Liability	31,500
Derivative gain (loss)	(31,500)	(1,934,000)
Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Liability	180,000		$ 1,391,000
Derivative gain (loss)	$ 1,211,000	$ 378,000